SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares				Fair Value
	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
6,889	Nuveen High Yield Municipal Bond Fund, Class I			$ 105,879

	TOTAL OPEN END FUNDS (Cost $126,376)			105,879

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 50.6%
	U.S. TREASURY BILLS — 50.6%
156,623,000	United States Cash Management Bill(b)	0.0000	09/13/22	156,126,235

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $156,098,775)			156,126,235
Shares
	SHORT-TERM INVESTMENTS — 48.9%
	MONEY MARKET FUNDS - 48.9%
150,993,175	Fidelity Government Portfolio, Class I, 1.21% (Cost $150,993,175)(c)			150,993,175

	TOTAL INVESTMENTS - 99.5% (Cost $307,218,326)			$ 307,225,289
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%			1,480,947
	NET ASSETS - 100.0%			$ 308,706,236

(a)	Percentage rounds to less than 0.1%.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity*	Notional Amount at June 30, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long position:
6,365	Nuveen High Yield Municipal Bond Fund	$ 97,963	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	$ -
20,000,000	PIMCO Government Money Market Fund	20,000,000	3-Mth USD SOFR plush 165 bp	3/8/2025	BRC	-

					Total:	$ -

     BRC - Barclays Capital

     LIBOR - London Interbank Offered Rate

     SOFR - Secured Overnight Financing Rate

(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specific spread.
      * Swap contract reset at June 30, 2022.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6%
	U.S. TREASURY BILLS — 82.6%
5,019,000	United States Cash Management Bill(a)	0.0000	09/13/22	$ 5,003,081
3,012,000	United States Cash Management Bill(a)	0.0000	09/27/22	3,000,128
				8,003,209
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $8,002,290)			8,003,209

Shares
	SHORT-TERM INVESTMENTS — 15.8%
	MONEY MARKET FUNDS - 15.8%
763,463	Fidelity Government Portfolio, Class I, 1.21%(b)			763,463
763,463	First American Government Obligations Fund, Class Z, 1.23%(b)			763,463
	TOTAL MONEY MARKET FUNDS (Cost $1,526,926)			1,526,926

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,526,926)			1,526,926

	TOTAL INVESTMENTS - 98.4% (Cost $9,529,216)			$ 9,530,135
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			152,179
	NET ASSETS - 100.0%			$ 9,682,314

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
651	Nuveen High Yield Municipal Bond Fund, Class I	$ 10,006

	TOTAL OPEN END FUNDS (Cost $11,857)	10,006

	SHORT-TERM INVESTMENTS — 96.3%
	MONEY MARKET FUNDS - 96.3%
3,436,244	Fidelity Government Portfolio, Class I, 1.21%(a)	3,436,244
3,436,245	First American Government Obligations Fund, Class Z, 1.23%(a)	3,436,245
	TOTAL MONEY MARKET FUNDS (Cost $6,872,489)	6,872,489

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,872,489)	6,872,489

	TOTAL INVESTMENTS - 96.4% (Cost $6,884,346)	$ 6,882,495
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%	253,866
	NET ASSETS - 100.0%	$ 7,136,361

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

TOTAL RETURN SWAPS

Number of Shares	Reference Entity*	Notional Amount at June 30, 2022	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long position:
33,300	VanEck High Yield Muni ETF	$ 1,793,205	O/N USD SOFR plus 35 bp	6/22/2023	BRC	$ 28,371

					Total:	$ 28,371

     BRC - Barclays Capital

     LIBOR - London Interbank Offered Rate

     O/N - Overnight, Daily Fixings

(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specific spread.